UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08991

Name of Fund: BlackRock High Yield Trust (BHY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock High Yield Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Capital Markets — 0.2%
E*Trade Financial Corp. (a)	4,900	$77,469

Commercial Banks — 0.1%
CIT Group, Inc. (a)	600	26,598

Paper & Forest Products — 0.0%
Ainsworth Lumber Co. Ltd. (a)(b)	2,507	7,763
Ainsworth Lumber Co. Ltd. (a)(b)	2,234	6,917

		14,680

Software — 0.1%
Bankruptcy Management Solutions, Inc.	91	1
HMH Holdings/EduMedia	13,576	67,880

		67,881

Total Common Stocks – 0.4%		186,628

Corporate Bonds	Par (000)

Air Freight & Logistics — 0.5%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15	$115	120,298
Series 2, 12.38%, 8/16/15	117	122,805

		243,103

Airlines — 1.4%
Air Canada, 9.25%, 8/01/15 (b)	150	155,813
American Airlines, Inc., Pass- Through Trust, Series 2001-2, 7.86%, 4/01/13	20	20,400
Continental Airlines, Inc.:
6.75%, 9/15/15 (b)	90	91,350
Series 2010-1-B, 6.00%, 1/12/19	100	97,000
United Air Lines, Inc., 12.75%, 7/15/12	246	268,537

		633,100

Auto Components — 2.0%
B-Corp Merger Sub, Inc., 8.25%, 6/01/19 (b)(c)	35	35,394
Delphi Corp., 6.13%, 5/15/21 (b)	30	30,000
Icahn Enterprises LP, 8.00%, 1/15/18	650	669,500
Stanadyne Corp., Series 1, 10.00%, 8/15/14	90	91,800
Tenneco Inc., 7.75%, 8/15/18	90	95,175

		921,869

Corporate Bonds	Par (000)	Value

Beverages — 0.1%
Cott Beverages USA, Inc., 8.13%, 9/01/18	$43	$46,118

Biotechnology — 0.2%
QHP Pharma, 10.25%, 3/15/15 (b)	80	81,329

Building Products — 0.5%
Momentive Performance Materials, Inc.:
11.50%, 12/01/16	45	48,488
9.00%, 1/15/21 (b)	185	197,950

		246,438

Capital Markets — 0.7%
American Capital Ltd., 7.96%, 12/31/13 (d)	90	92,549
E*Trade Financial Corp.:
12.50%, 11/30/17 (a)(e)	20	24,050
Series A, 3.48%, 8/31/19 (f)(g)	71	108,541
KKR Group Finance Co., 6.38%, 9/29/20 (b)	110	117,349

		342,489

Chemicals — 2.6%
American Pacific Corp., 9.00%, 2/01/15	140	137,200
American Rock Salt Co. LLC, 8.25%, 5/01/18 (b)	23	23,288
Chemtura Corp., 7.88%, 9/01/18 (b)	90	97,650
Georgia Gulf Corp., 9.00%, 1/15/17 (b)	30	33,000
Hexion U.S. Finance Corp.:
8.88%, 2/01/18	115	123,481
9.00%, 11/15/20	50	53,750
Huntsman International LLC, 8.63%, 3/15/21	60	67,125
Ineos Finance Plc, 9.00%, 5/15/15 (b)	100	108,375
KRATON Polymers LLC, 6.75%, 3/01/19 (b)	20	20,200
MacDermid, Inc., 9.50%, 4/15/17 (b)	195	208,162
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)	30	31,200
OXEA Finance/Cy SCA, 9.50%, 7/15/17 (b)	100	110,625
Omnova Solutions, Inc., 7.88%, 11/01/18 (b)	100	101,125
Polymer Group, Inc., 7.75%, 2/01/19 (b)	23	23,690

Portfolio Abbreviation

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

FKA	Formerly Known As

BLACKROCK HIGH YIELD TRUST	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Chemicals (concluded)
PolyOne Corp., 7.38%, 9/15/20	$35	$37,494
TPC Group LLC, 8.25%, 10/01/17 (b)	55	58,850

		1,235,215

Commercial Banks — 3.0%
CIT Group, Inc.:
7.00%, 5/01/16	445	446,669
7.00%, 5/01/17	935	938,506

		1,385,175

Commercial Services & Supplies — 1.5%
ACCO Brands Corp., 10.63%, 3/15/15	125	140,312
AWAS Aviation Capital Ltd., 7.00%, 10/15/16 (b)	190	197,540
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)	85	88,188
Mobile Mini, Inc., 7.88%, 12/01/20 (b)	40	42,300
RSC Equipment Rental, Inc.:
10.00%, 7/15/17 (b)	100	113,375
8.25%, 2/01/21	98	101,185
West Corp., 8.63%, 10/01/18 (b)	25	26,344

		709,244

Construction & Engineering — 0.1%
Boart Longyear Management Ltd., 7.00%, 4/01/21 (b)	35	36,444

Construction Materials — 0.3%
Calcipar SA, 6.88%, 5/01/18 (b)	55	56,925
Nortek, Inc., 10.00%, 12/01/18 (b)	80	83,200

		140,125

Consumer Finance — 2.2%
Credit Acceptance Corp., 9.13%, 2/01/17	120	130,200
Ford Motor Credit Co. LLC:
3.03%, 1/13/12 (h)	110	110,697
7.80%, 6/01/12	500	525,966
6.63%, 8/15/17	230	250,673

		1,017,536

Containers & Packaging — 1.1%
Ball Corp., 6.75%, 9/15/20	85	90,419
Berry Plastics Corp.:
8.25%, 11/15/15	25	26,812
9.75%, 1/15/21	155	155,194
Graphic Packaging International, Inc., 7.88%, 10/01/18	65	70,850
Pregis Corp., 12.38%, 10/15/13	150	148,875

		492,150

Corporate Bonds	Par (000)	Value

Diversified Financial Services — 6.7%
Ally Financial, Inc.:
8.30%, 2/12/15	$150	$167,250
6.25%, 12/01/17 (b)	100	103,016
8.00%, 3/15/20	300	331,125
7.50%, 9/15/20	120	129,150
8.00%, 11/01/31	490	542,675
8.00%, 11/01/31	140	153,620
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16	75	82,688
CDX North America High Yield, Series 6-T1, 8.63%, 6/29/11 (b)	435	437,697
Leucadia National Corp.:
8.13%, 9/15/15	200	222,000
7.13%, 3/15/17	110	115,775
Reynolds Group DL Escrow, Inc., 8.50%, 10/15/16 (b)	250	267,500
Reynolds Group Issuer, Inc. (b):
9.00%, 4/15/19	290	307,763
6.88%, 2/15/21	65	67,031
8.25%, 2/15/21	210	213,675

		3,140,965

Diversified Telecommunication Services — 3.0%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12	195	191,100
Level 3 Financing, Inc., 8.75%, 2/15/17	40	41,200
Qwest Communications International, Inc.:
7.50%, 2/15/14	685	694,419
8.00%, 10/01/15	100	109,500
Series B, 7.50%, 2/15/14	235	238,231
Windstream Corp.:
8.13%, 8/01/13	25	27,438
7.88%, 11/01/17	75	82,031

		1,383,919

Energy Equipment & Services — 1.5%
Calfrac Holdings LP, 7.50%, 12/01/20 (b)	40	41,400
Compagnie Generale de Geophysique- Veritas:
7.50%, 5/15/15	23	23,575
7.75%, 5/15/17	65	68,250
Exterran Holdings, Inc., 7.25%, 12/01/18 (b)	75	77,250
Frac Tech Services LLC, 7.13%, 11/15/18 (b)	135	143,100
Key Energy Services, Inc., 6.75%, 3/01/21	75	75,938
MEG Energy Corp., 6.50%, 3/15/21 (b)	95	95,712
Oil States International, Inc., 6.50%, 6/01/19 (b)(c)	115	115,719

BLACKROCK HIGH YIELD TRUST	MAY 31, 2011	2

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Energy Equipment & Services (concluded)
Thermon Industries, Inc., 9.50%, 5/01/17	$72	$76,860

		717,804

Food & Staples Retailing — 0.3%
BI-LO LLC, 9.25%, 2/15/19 (b)	40	41,400
Rite Aid Corp., 7.50%, 3/01/17	120	120,600

		162,000

Food Products — 0.5%
Blue Merger Sub, Inc., 7.63%, 2/15/19 (b)	170	173,506
Darling International, Inc., 8.50%, 12/15/18 (b)	40	43,600
JBS USA LLC, 7.25%, 6/01/21 (b)	20	19,600
Smithfield Foods, Inc., 10.00%, 7/15/14	6	7,020

		243,726

Health Care Equipment & Supplies — 1.4%
DJO Finance LLC:
10.88%, 11/15/14	385	415,800
7.75%, 4/15/18 (b)	25	25,687
Hologic, Inc., 2.00%, 12/15/37 (d)(g)	45	43,931
IASIS Healthcare LLC, 8.38%, 5/15/19 (b)	155	155,969

		641,387

Health Care Providers & Services — 5.5%
Aviv Healthcare Properties LP, 7.75%, 2/15/19 (b)	65	66,462
ConvaTec Healthcare E SA, 10.50%, 12/15/18 (b)	200	216,000
Gentiva Health Services, Inc., 11.50%, 9/01/18	115	129,519
HCA, Inc.:
9.13%, 11/15/14	265	277,091
8.50%, 4/15/19	65	72,719
7.25%, 9/15/20	455	495,950
HealthSouth Corp., 8.13%, 2/15/20	35	38,500
inVentiv Health, Inc., 10.00%, 8/15/18 (b)	95	98,919
Omnicare, Inc.:
6.88%, 12/15/15	115	118,162
7.75%, 6/01/20	105	112,744
STHI Holding Corp., 8.00%, 3/15/18 (b)	55	56,650
Tenet Healthcare Corp.:
9.00%, 5/01/15	279	303,761
10.00%, 5/01/18	259	296,555
8.88%, 7/01/19	245	272,562

		2,555,594

Corporate Bonds	Par (000)	Value

Health Care Technology — 1.2%
IMS Health, Inc., 12.50%, 3/01/18 (b)	$410	$487,900
MedAssets, Inc., 8.00%, 11/15/18 (b)	65	67,031

		554,931

Hotels, Restaurants & Leisure — 2.7%
Boyd Gaming Corp., 9.13%, 12/01/18 (b)	25	25,906
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	350	323,750
Diamond Resorts Corp., 12.00%, 8/15/18 (b)	200	215,500
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)(c)	50	49,750
MGM Mirage, 13.00%, 11/15/13	25	30,156
MGM Resorts International, 10.38%, 5/15/14	465	537,075
Sugarhouse HSP Gaming Prop. Mezzanine LP, 8.63%, 4/15/16 (b)	25	25,813
Travelport LLC, 4.94%, 9/01/14 (h)	25	21,750
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(i)	25	3
Vail Resorts, Inc., 6.50%, 5/01/19 (b)	30	30,637

		1,260,340

Household Durables — 2.5%
Ashton Woods USA LLC, 11.00%, 6/30/15 (b)(j)	145	87,362
Beazer Homes USA, Inc.:
8.13%, 6/15/16	50	47,750
12.00%, 10/15/17	40	45,200
9.13%, 6/15/18	270	256,500
Jarden Corp., 8.00%, 5/01/16	40	43,800
Ryland Group, Inc., 6.63%, 5/01/20	115	111,694
Standard Pacific Corp.:
10.75%, 9/15/16	300	346,500
8.38%, 5/15/18	100	101,750
8.38%, 1/15/21	130	130,325

		1,170,881

IT Services — 2.6%
First Data Corp.:
9.88%, 9/24/15	60	61,800
9.88%, 9/24/15	35	36,138
7.38%, 6/15/19 (b)	145	147,537
8.88%, 8/15/20 (b)	90	97,650
12.63%, 1/15/21 (b)	331	359,962
iPayment, Inc., 9.75%, 5/15/14	120	123,000
iPayment Investors LP, 11.63%, 7/15/14 (b)(e)	104	105,035
SunGard Data Systems, Inc.:
10.63%, 5/15/15	100	109,250
7.38%, 11/15/18	80	81,600

BLACKROCK HIGH YIELD TRUST	MAY 31, 2011	3

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

IT Services (concluded)
SunGard Data Systems, Inc. (concluded):
7.63%, 11/15/20	$100	$103,750

		1,225,722
Independent Power Producers & Energy Traders — 4.5%
AES Red Oak LLC:
Series A, 8.54%, 11/30/19	105	107,690
Series B, 9.20%, 11/30/29	500	503,750
Calpine Corp. (b):
7.50%, 2/15/21	80	83,200
7.88%, 1/15/23	105	109,988
Energy Future Holdings Corp.:
10.00%, 1/15/20	575	622,528
Series R, 6.55%, 11/15/34	65	33,800
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20	28	30,454
NRG Energy, Inc., 7.63%, 1/15/18 (b)	360	363,600
Texas Competitive Electric Holdings Co. LLC:
10.25%, 11/01/15	145	92,438
11.50%, 10/01/20 (b)	138	139,725

		2,087,173

Industrial Conglomerates — 2.1%
Sequa Corp. (b):
11.75%, 12/01/15	350	374,500
13.50%, 12/01/15 (e)	586	626,781

		1,001,281

Insurance — 0.6%
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)	81	87,480
Genworth Financial, Inc., 7.63%, 9/24/21 (h)	70	73,027
USI Holdings Corp., 4.14%, 11/15/14 (b)(h)	100	95,750

		256,257

Leisure Equipment & Products — 0.0%
Cinemark USA, Inc., 7.38%, 6/15/21 (b)	15	15,000

Machinery — 1.6%
AGY Holding Corp., 11.00%, 11/15/14	170	165,537
Navistar International Corp.:
3.00%, 10/15/14 (g)	260	378,300
8.25%, 11/01/21	50	54,938
Oshkosh Corp., 8.25%, 3/01/17	20	21,800
Titan International, Inc., 5.63%, 1/15/17 (b)	40	114,900

		735,475

Corporate Bonds	Par (000)	Value

Media — 11.7%
AMC Entertainment, Inc., 8.75%, 6/01/19	$5	$69,794
Affinion Group, Inc., 7.88%, 12/15/18 (b)	130	123,500
CCH II LLC, 13.50%, 11/30/16	169	200,517
CMP Susquehanna Corp., 3.52%, 5/15/14 (b)(h)	23	21,850
CSC Holdings, Inc., 8.50%, 4/15/14	80	89,600
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15 (b)	140	133,000
Checkout Holding Corp., 10.98%, 11/15/15 (b)(f)	145	95,338
Citadel Broadcasting Corp., 7.75%, 12/15/18 (b)	65	70,281
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17	251	273,590
Series B, 9.25%, 12/15/17	946	1,033,505
Cox Enterprises, Inc.:
Loan Close 2, 12.00%, 8/15/18	123	123,474
Loan Close 3, 12.00%, 8/15/18	141	141,167
Shares Loan, 12.00%, 8/15/18	146	145,593
Cumulus Media, Inc., 7.75%, 5/01/19 (b)	60	60,000
DISH DBS Corp., 7.00%, 10/01/13	40	43,100
Gannett Co., Inc., 10.00%, 4/01/16	60	69,600
Gray Television, Inc., 10.50%, 6/29/15	250	265,625
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (h)	50	43,250
9.50%, 5/15/15	50	47,500
Interactive Data Corp., 10.25%, 8/01/18 (b)	170	189,125
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	125	126,562
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)	105	113,400
The New York Times Co., 6.63%, 12/15/16	225	231,469
Nielsen Finance LLC, 7.75%, 10/15/18 (b)	600	643,500
ProQuest LLC, 9.00%, 10/15/18 (b)	85	88,081
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(g)(i)	414	207
Rainbow National Services LLC, 10.38%, 9/01/14 (b)	378	392,175
Regal Entertainment Group, 9.13%, 8/15/18	55	58,438
UPC Germany GmbH, 8.13%, 12/01/17 (b)	400	425,000
UPC Holding BV, 9.88%, 4/15/18 (b)	100	112,000

BLACKROCK HIGH YIELD TRUST	MAY 31, 2011	4

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Media (concluded)
Univision Communications, Inc., 6.88%, 5/15/19 (b)	$50	$50,000

		5,480,241

Metals & Mining — 3.4%
Drummond Co., Inc.:
9.00%, 10/15/14 (b)	110	115,500
7.38%, 2/15/16	40	40,900
FMG Resources August 2006 Property Ltd., 7.00%, 11/01/15 (b)	245	254,800
Goldcorp, Inc., 2.00%, 8/01/14 (g)	85	109,331
JMC Steel Group, 8.25%, 3/15/18 (b)	65	67,112
James River Escrow, Inc., 7.88%, 4/01/19 (b)	35	35,700
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (g)	70	93,975
Novelis, Inc., 8.75%, 12/15/20	585	646,425
Ryerson, Inc.:
7.65%, 11/01/14 (h)	50	50,688
12.00%, 11/01/15	70	75,425
Steel Dynamics, Inc., 7.38%, 11/01/12	50	53,125
Taseko Mines Ltd., 7.75%, 4/15/19	55	55,825

		1,598,806

Multiline Retail — 2.3%
Dollar General Corp., 11.88%, 7/15/17 (e)	929	1,061,382

Oil, Gas & Consumable Fuels — 9.4%
Alpha Natural Resources, Inc.:
2.38%, 4/15/15	40	52,350
6.00%, 6/01/19 (c)	120	120,750
6.25%, 6/01/21 (c)	145	147,537
Arch Coal, Inc., 7.25%, 10/01/20	135	142,425
Berry Petroleum Co., 8.25%, 11/01/16	80	83,800
Bill Barrett Corp., 9.88%, 7/15/16	5	5,675
Carrizo Oil & Gas, Inc., 8.63%, 10/15/18 (b)	40	42,500
Chaparral Energy, Inc., 8.25%, 9/01/21	40	41,400
Chesapeake Energy Corp.:
6.63%, 8/15/20	106	111,432
6.13%, 2/15/21	140	142,450
2.25%, 12/15/38 (g)	125	116,250
Clayton Williams Energy, Inc., 7.75%, 4/01/19 (b)	50	49,875
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)	45	48,825
Concho Resources, Inc., 7.00%, 1/15/21	70	73,325
Connacher Oil and Gas Ltd., 8.50%, 8/01/19 (b)	80	79,000

Corporate Bonds	Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Consol Energy, Inc., 8.25%, 4/01/20	$335	$371,850
Continental Resources, Inc., 7.13%, 4/01/21	60	63,900
Copano Energy LLC, 7.13%, 4/01/21	55	55,550
Crestwood Midstream Partners LP, 7.75%, 4/01/19 (b)	35	35,087
Crosstex Energy LP, 8.88%, 2/15/18	30	32,550
Denbury Resources, Inc.:
8.25%, 2/15/20	119	131,495
6.38%, 8/15/21	60	60,750
EV Energy Partners LP, 8.00%, 4/15/19 (b)	55	57,200
Energy XXI Gulf Coast, Inc. (b):
9.25%, 12/15/17	70	75,425
7.75%, 6/15/19	150	150,750
Energy Transfer Equity LP, 7.50%, 10/15/20	20	21,800
Forbes Energy Services, Ltd., 9.00%, 6/15/19 (b)(c)	60	60,300
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)	130	137,150
Linn Energy LLC:
6.50%, 5/15/19 (b)	40	40,000
8.63%, 4/15/20	50	54,750
7.75%, 2/01/21 (b)	225	237,375
MarkWest Energy Partners LP, 6.75%, 11/01/20	25	25,750
Niska Gas Storage US LLC, 8.88%, 3/15/18	320	344,000
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (b)(c)	700	716,450
Oasis Petroleum, Inc., 7.25%, 2/01/19 (b)	60	60,450
Peabody Energy Corp., 6.50%, 9/15/20	55	59,194
Petrohawk Energy Corp.:
10.50%, 8/01/14	65	73,775
7.88%, 6/01/15	15	15,825
Range Resources Corp., 8.00%, 5/15/19	25	27,313
SM Energy Co., 6.63%, 2/15/19 (b)	45	46,069
SandRidge Energy, Inc., 7.50%, 3/15/21 (b)	160	165,600

		4,377,952

Paper & Forest Products — 2.8%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(e)	21	20,547
Boise Paper Holdings LLC:
9.00%, 11/01/17	20	22,275
8.00%, 4/01/20	30	32,400
Catalyst Paper Corp., 7.38%, 3/01/14	120	63,000

BLACKROCK HIGH YIELD TRUST	MAY 31, 2011	5

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)	Value

Paper & Forest Products (concluded)
Clearwater Paper Corp.:
10.63%, 6/15/16	$70	$79,275
7.13%, 11/01/18 (b)	95	98,800
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)	285	323,475
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)	55	55,825
NewPage Corp., 11.38%, 12/31/14	465	448,725
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)	25	25,313
Verso Paper Holdings LLC, 11.50%, 7/01/14	135	146,475

		1,316,110

Pharmaceuticals — 0.2%
Valeant Pharmaceuticals International (b):
6.50%, 7/15/16	45	44,775
6.75%, 10/01/17	40	39,600
7.00%, 10/01/20	30	29,400

		113,775

Professional Services — 0.6%
FTI Consulting, Inc.:
7.75%, 10/01/16	100	104,250
6.75%, 10/01/20 (b)	150	153,000

		257,250

Real Estate Investment Trusts (REITs) — 0.4%
Omega Healthcare Investors, Inc., 6.75%, 10/15/22 (b)	90	89,775
The Rouse Co. LP, 6.75%, 11/09/15	85	87,763

		177,538

Real Estate Management & Development — 1.9%
CB Richard Ellis Services, Inc., 6.63%, 10/15/20	55	57,888
Realogy Corp. (b):
11.50%, 4/15/17	130	137,150
12.00%, 4/15/17	50	52,375
7.88%, 2/15/19	435	437,175
Shea Homes LP, 8.63%, 5/15/19 (b)	185	187,081

		871,669

Road & Rail — 1.3%
Avis Budget Car Rental LLC:
9.63%, 3/15/18	85	93,288
8.25%, 1/15/19	130	134,712
Florida East Coast Railway Corp., 8.13%, 2/01/17 (b)	80	83,400
The Hertz Corp. (b):
7.50%, 10/15/18	150	157,500
6.75%, 4/15/19	70	70,700

Corporate Bonds	Par (000)	Value

Road & Rail (concluded)
The Hertz Corp. (concluded) (b):
7.38%, 1/15/21	$80	$82,800

		622,400

Semiconductors & Semiconductor Equipment — 0.3%
Linear Technology Corp., Series A, 3.00%, 5/01/27 (g)	70	75,513
Spansion LLC, 7.88%, 11/15/17 (b)	50	51,125

		126,638

Specialty Retail — 1.6%
Asbury Automotive Group, Inc.:
7.63%, 3/15/17	60	60,600
8.38%, 11/15/20 (b)	60	62,550
Claire’s Escrow Corp., 8.88%, 3/15/19 (b)	45	43,200
Ltd. Brands, Inc., 8.50%, 6/15/19	140	163,975
PETCO Animal Supplies, Inc., 9.25%, 12/01/18 (b)	75	80,437
Sonic Automotive, Inc., 9.00%, 3/15/18	65	69,388
Toys ‘R’ US-Delaware, Inc., 7.38%, 9/01/16 (b)	70	72,800
United Auto Group, Inc., 7.75%, 12/15/16	165	169,950

		722,900

Trading Companies & Distributors — 0.3%
Russel Metals, Inc., 6.38%, 3/01/14	125	126,250

Wireless Telecommunication Services — 3.0%
Cricket Communications, Inc.:
10.00%, 7/15/15	95	103,431
7.75%, 5/15/16	270	286,875
Digicel Group Ltd. (b):
9.13%, 1/15/15 (e)	294	303,555
8.25%, 9/01/17	230	241,500
Intelsat Jackson Holdings SA, 7.25%, 10/15/20 (b)	110	110,275
iPCS, Inc., 2.40%, 5/01/13 (h)	110	106,563
MetroPCS Wireless, Inc., 6.63%, 11/15/20	100	99,750
Sprint Capital Corp., 6.88%, 11/15/28	160	155,200

		1,407,149

Total Corporate Bonds – 92.1%		42,942,850

Floating Rate Loan Interests (h)

Airlines — 0.4%
Delta Air Lines, Inc., Credit New Term Loan B, 5.50%, 4/20/17	200	197,875

BLACKROCK HIGH YIELD TRUST	MAY 31, 2011	6

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (h)	Par (000)	Value

Building Products — 0.1%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17	$25	$25,744

Commercial Services & Supplies — 0.8%
AWAS Finance Luxembourg Sarl, Loan B, 7.75%, 6/10/16	118	119,804
Delos Aircraft, Inc., Term Loan 2, 7.00%, 3/17/16	100	100,179
Volume Services America, Inc. (Centerplate), Term Loan B, 10.50%, 9/16/16	164	165,201

		385,184

Construction & Engineering — 0.5%
Safway Services, LLC, Last Out Term Loan, 15.63%, 12/16/17	250	250,000

Consumer Finance — 1.8%
Springleaf Financial Funding Co. (FKA AGFS Funding Co.), Term Loan, 5.50%, 5/05/17	850	848,672

Diversified Consumer Services — 0.2%
Visant Corp. (FKA Jostens), Term Loan B, 5.25%, 12/22/16	75	74,541

Food Products — 0.3%
Advance Pierre Foods, Term Loan, (Second Lien), 11.25%, 9/29/17	135	137,194

Health Care Providers & Services — 0.8%
Harden Healthcare, Inc.:
Tranche A Additional Term Loan, 7.75%, 3/02/15	93	90,934
Tranche A Term Loan, 8.50%, 3/02/15	75	73,244
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term Loan B, 4.75%, 8/04/16	199	198,813

		362,991

Hotels, Restaurants & Leisure — 0.5%
Harrah’s Operating Co., Inc., Term Loan B-3, 3.27%, 1/28/15	64	59,711
Travelport LLC (FKA Travelport, Inc.), Loan, 8.26%, 3/27/12 (e)	216	171,662

		231,373

IT Services — 0.0%
First Data Corp.:
Initial Tranche B-1 Term Loan, 2.94%, 9/24/14	3	2,426
Initial Tranche B-2 Term Loan, 2.94%, 9/24/14	6	5,661

Floating Rate Loan Interests (h)	Par (000)	Value

IT Services (concluded)
First Data Corp. (concluded):
Initial Tranche B-3 Term Loan, 2.94%, 9/24/14	$16	$14,921

		23,008

Independent Power Producers & Energy Traders — 0.9%
Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-1 Term Loan, 3.75%, 10/10/14	506	430,738

Media — 4.4%
Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14	243	243,226
HMH Publishing Co., Ltd., Tranche A Term Loan, 6.03%, 6/12/14 (e)	146	137,934
Intelsat Jackson Holdings S A (FKA Intelsat Jackson Holdings, Ltd.), Tranche B Term Loan, 5.25%, 4/02/18	1,250	1,257,117
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13	375	398,438

		2,036,715

Oil, Gas & Consumable Fuels — 0.8%
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15	361	366,754

Paper & Forest Products — 0.4%
Verso Paper Finance Holdings LLC, 7.30%, 2/01/13 (e)	216	194,358

Real Estate Investment Trusts (REITs) — 0.7%
iStar Financial, Inc., Term Loan (Second Lien), 5.00%, 6/28/13	326	324,645

Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Synthetic Letter of Credit Loan, 4.64%, 10/10/16	21	19,288
Extended Term Loan B, 4.52%, 10/10/16	123	114,010

		133,298

Specialty Retail — 0.0%
Claire’s Stores, Inc., Term Loan B, 3.02 – 5.00%, 5/29/14	24	22,321

BLACKROCK HIGH YIELD TRUST	MAY 31, 2011	7

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (h)			Value

Wireless Telecommunication Services — 0.6%
Vodafone Americas Finance 2 Inc., Initial Loan, 6.88%, 8/11/15	259		266,598

Total Floating Rate Loan Interests – 13.5%			$6,312,009

Other Interests (k)	Beneficial Interest (000)

Auto Components — 2.3%
Delphi Debtor-in-Possession Holding Co. LLP, Class B Membership Interests	$—	(l)	$1,071,013

Health Care Providers & Services — 0.0%
Critical Care Systems International, Inc.	5		477

Total Other Interests – 2.3%			1,071,490

Preferred Securities

Preferred Stocks	Shares

Automobiles — 0.5%
General Motors Co., 4.75% (g)	4,240		212,424

Insurance— 0.2%
Genworth Financial, Inc., 6.15% 11/15/66	145,000		112,012

Media — 0.1%
CMP Susquehanna Radio Holdings Corp., 3/26/19 (a)(b)	5,410		45,985

Professional Services — 0.1%
Nielsen Holdings NV, 3.13%, 2/01/13 (a)(g)	75,000		46,922

Total Preferred Stocks – 0.7%			417,343

Trust Preferred

GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (g)(h)	17,500		18,389

Total Trust Preferred – 0.0%			18,389

Total Preferred Securities – 0.9%			435,732

Warrants (m)	Shares	Value

Diversified Telecommunication Services — 0.0%
NEON Communications, Inc. (Expires 12/02/12)	53,622	$1

Media — 0.1%
CMP Susquehanna Radio Holdings Corp. (Expires 3/23/19) (b)	6,182	51,656

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)	61	1
HMH Holdings/EduMedia (Expires 3/9/17)	1,184	—

		1

Total Warrants – 0.1%		51,658

Total Long-Term Investments (Cost – $48,013,303) – 109.3%		51,000,367

Short-Term Securities

BlackRock Liquidity Funds, TempFund Institutional Class, 0.10% (n)(o)	1,486,690	1,486,690

Total Short-Term Securities – 3.2%		1,486,690

Options Purchased	Contracts

Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC,, Strike Price USD 942.86, (Expires 12/21/19) Broker Goldman Sachs Bank USA	3	—

Total Options Purchased (Cost – $2,933) – 0.0%		—

Total Investments (Cost – $49,502,926*) – 112.5%		52,487,057
Liabilities in Excess of Other Assets – (12.5)%		(5,827,221)

Net Assets – 100.0%		$46,659,836

BLACKROCK HIGH YIELD TRUST	MAY 31, 2011	8

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$49,561,524

Gross unrealized appreciation	$3,384,218
Gross unrealized depreciation	(458,685)

Net unrealized appreciation	$2,925,533

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)

Bank of America NA	$49,750	$(250)
Credit Suisse Securities, Inc.	$115,719	$(14,281)
Jefferies & Co.	$60,300	$300
JPMorgan Securities	$716,450	$16,450
Morgan Stanley Co., Inc.	$303,681	$3,682

(d)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(g)	Convertible security.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	Amount is less than $1,000.

(m)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(n)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at May 31, 2011	Income

BlackRock Liquidity Funds, TempFund Institutional Class	1,573,222	(86,532)	1,486,690	$117

(o)	Represents the current yield as of report date.

BLACKROCK HIGH YIELD TRUST	MAY 31, 2011	9

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)

Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$50	$(1,832)
K. Hovnian Enterprises, Inc.	5.00%	JPMorgan Chase Bank NA	12/20/15	$125	2,173
Israel (State of)	1.00%	Deutsche Bank AG	3/20/16	$100	(1,707)
The New York Times Co.	5.00%	Barclays Bank PLC London	12/20/16	$225	3,689

Total					$2,323

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2011 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation (Depreciation)

Chesapeake Energy Corp.	5.00%	Credit Suisse International	3/20/16	BB	$50	$370
Chesapeake Energy Corp.	5.00%	Goldman Sachs Bank USA	3/20/16	BB	$75	12
Chesapeake Energy Corp.	5.00%	JPMorgan Chase Bank NA	3/20/16	BB	$50	370
Texas Competitive Electric Holdings	5.00%	Goldman Sachs Bank USA	6/20/16	D	$75	(2,651)

Total						$(1,899)

1 Using Standard and Poor’s rating.

2 The maximum potential amount the Trust may pay should a negative event take place as defined under the terms of the agreement.

BLACKROCK HIGH YIELD TRUST	MAY 31, 2011	10

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

• For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks	$110,984	$7,763	$67,881	$186,628
Corporate Bonds	—	41,829,756	1,113,094	42,942,850
Floating Rate Loan Interests	—	4,240,946	2,071,063	6,312,009
Other Interests	—	1,071,013	477	1,071,490
Preferred Securities	230,813	158,934	45,985	435,732
Warrants	—	—	51,658	51,658
Short-Term Securities	1,486,690	—	—	1,486,690

Total	$1,828,487	$47,308,412	$3,350,158	$52,487,057

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[1]
Assets:
Credit contracts	—	—	$6,614	$6,614
Liabilities:
Credit contracts	—	—	$(6,190)	$(6,190)

Total	—	—	$424	$424

1 Derivative financial instruments are swaps and options. Swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK HIGH YIELD TRUST	MAY 31, 2011	11

Schedule of Investments (concluded)	BlackRock High Yield Trust (BHY)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stock	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Unfunded Loan Commitments	Total

Assets/Liabilities:
Balance, as of August 31, 2010	$86,010	$1,514,877	$1,544,738	$953	$85,806	$1	$(4,001)	$3,228,384
Accrued discounts/premiums	—	1,033	4,193	—	—	—	—	5,226
Net realized gain (loss)	(347,617)	(1,575,155)	(35,860)	—	170,964	—	—	(1,787,668)
Net change in unrealized appreciation/depreciation[2]	477,120	1,459,790	99,806	(476)	28,565	51,657	—	2,116,462
Purchases	1,070	6,444	423,808	—	—	—	—	431,322
Sales	(148,702)	(293,913)	(601,314)	—	(239,350)	—	—	(1,283,279)
Transfers in3	—	18	635,692	—	—	—	—	635,710
Transfers out[3]	—	—	—	—	—	—	4,001	4,001

Balance, as of May 31, 2011	$67,881	$1,113,094	$2,071,063	$477	$45,985	$51,658	—	$3,350,158

2 The net change in unrealized appreciation/depreciation on the securities still held at May 31, 2011 was $53,257.

3 The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

BLACKROCK HIGH YIELD TRUST	MAY 31, 2011	12

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Yield Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Yield Trust

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Yield Trust

Date: July 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Yield Trust

Date: July 26, 2011